CONSOLIDATED BALANCE SHEETS - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 864.9	$ 20.7
Accounts receivable	542.9	525.0
Income taxes	29.3	6.9
Amounts receivable from the parent corporation	0.1
Inventories	188.1	183.3
Prepaid expenses	63.8	52.9
Current assets	1,689.1	788.8
Non-current assets
Property, plant and equipment	3,554.3	3,562.5
Intangible assets	983.1	1,224.0
Goodwill	2,695.8	2,725.4
Derivative financial instruments	591.8	809.0
Deferred income taxes	33.2	16.0
Other assets	97.6	91.7
Non-current assets	7,955.8	8,428.6
Total assets	9,644.9	9,217.4
Current liabilities
Bank indebtedness		18.9
Accounts payable and accrued charges	725.6	690.9
Provisions	25.4	69.3
Deferred revenue	346.8	339.7
Income taxes	13.3	35.2
Amounts payable to the parent corporation		0.7
Current portion of long-term debt	19.1	20.9
Current liabilities	1,130.2	1,175.6
Non-current liabilities
Long-term debt	5,292.6	5,617.2
Derivative financial instruments	34.1	0.3
Other liabilities	195.0	202.8
Deferred income taxes	650.9	540.3
Non-current liabilities	6,172.6	6,360.6
Equity
Capital stock	3,630.8	3,701.4
Contributed surplus	1.3	1.3
Deficit	(1,315.9)	(1,982.8)
Accumulated other comprehensive loss	(60.4)	(129.5)
Equity attributable to shareholders	2,255.8	1,590.4
Non-controlling interests	86.3	90.8
Total equity	2,342.1	1,681.2
Commitments and contingencies
Guarantees
Total liabilities and equity	$ 9,644.9	$ 9,217.4